ADVISORSHARES RESTAURANT ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 92.9%

Entertainment – 8.8%
RCI Hospitality Holdings, Inc.	5,478	$336,678

Retail – 84.1%
Arcos Dorados Holdings, Inc., Class A (Brazil)	46,000	373,980
BBQ Holdings, Inc.*	20,000	302,800
Carrols Restaurant Group, Inc.	7,555	17,074
Cheesecake Factory, Inc. (The)*	1,130	44,963
Chipotle Mexican Grill, Inc.*	86	136,055
Chuy’s Holdings, Inc.*	6,785	183,195
Darden Restaurants, Inc.	1,119	148,771
Dave & Buster’s Entertainment, Inc.*	7,643	375,271
Denny’s Corp.*	9,304	133,140
Domino’s Pizza, Inc.	415	168,909
Dutch Bros, Inc., Class A*(a)	4,800	265,296
El Pollo Loco Holdings, Inc.*	6,680	77,622
Jack in the Box, Inc.	245	22,886
McDonald’s Corp.	394	97,428
ONE Group Hospitality, Inc. (The)*	20,360	213,984
Papa John’s International, Inc.	1,780	187,398
Restaurant Brands International, Inc. (Canada)(a)	1,255	73,279
Shake Shack, Inc., Class A*(a)	681	46,240
Starbucks Corp.	321	29,201
Sweetgreen, Inc., Class A*(a)	4,448	142,292
Texas Roadhouse, Inc.	418	34,999
Wendy’s Co. (The)	6,436	141,399
Total Retail		3,216,182

Total Common Stocks
(Cost $3,625,648)		3,552,860

MONEY MARKET FUND – 7.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.17%(b)
(Cost $284,719)	284,719	284,719

REPURCHASE AGREEMENTS – 13.8%(c)
BofA Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 02/01/36-03/01/52, totaling $253,980)	$249,000	249,000
Credit Suisse AG, dated 03/31/22, due 04/01/22, 0.28%, total to be received $28,415, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 04/15/22-08/15/50, totaling $28,983)	28,415	28,415
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $253,980)	249,000	249,000

Total Repurchase Agreements
(Cost $526,415)		526,415

Total Investments – 114.1%
(Cost $4,436,782)		4,363,994
Liabilities in Excess of Other Assets – (14.1%)		(539,256)
Net Assets – 100.0%		$3,824,738

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $516,485; the aggregate market value of the collateral held by the fund is $572,369. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $45,954.
(b)	Rate shown reflects the 7-day yield as of March 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,552,860	$–	$–	$3,552,860
Money Market Fund	284,719	–	–	284,719
Repurchase Agreements	–	526,415	–	526,415
Total	$3,837,579	$526,415	$–	$4,363,994

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Entertainment	8.8%
Retail	84.1
Money Market Fund	7.4
Repurchase Agreements	13.8
Total Investments	114.1
Liabilities in Excess of Other Assets	(14.1)
Net Assets	100.0%